UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2018
Disclosure of unconsolidated structured entities [abstract]
Disclosure of unconsolidated structured entities [text block]
NOTE 23. UNCONSOLIDATED STRUCTURED ENTITIES

Nature and risks associated with the Bank’s interests in unconsolidated structured entities

The term "unconsolidated structured entities" refers to all structured entities that are not controlled by the Bank. The Bank manages transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

As of December 31, 2018

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,969,887	128,257,719	130,227,606
The Bank’s interest-assets
Investments at fair value through profit or loss	196,927	-	196,927
Investments at fair value through other comprehensive income	209,164	-	209,164
Loans and advances to customers	-	5,417,235	5,417,235
Total assets in relation to The Bank’s interests in the unconsolidated structured entities	406,091	5,417,235	5,823,326
The Bank’s maximum exposure	406,091	5,417,235	5,823,326

As of December 31, 2017

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	2,110,967	120,320,401	122,431,368
The Bank’s interest-assets
Investments at fair value through profit or loss	252,881	-	252,881
Investments at fair value through other comprehensive income	187,471	-	187,471
Loans and advances to customers	-	3,626,152	3,626,152
Total assets in relation to The Bank’s interests in the unconsolidated structured entities	440,352	3,626,152	4,066,504
The Bank’s maximum exposure	440,352	3,626,152	4,066,504

The Bank invests in asset-backed securities issued by securitization entities for which underlying assets are mortgages originated by financial institutions. The Bank does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and accounted for as investment at fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings. The Bank does not expect significant changes in those ratings. Also, the Bank retain beneficial interests in the form of servicing fees on the securitized mortgages.

Revenues generated by the Bank´s asset management business, are derived from the following type of business lines: related trusts, mutual funds sold to individuals, corporate trusts, escrow accounts, private equity funds, and delegated tailor-made mandates from third parties. Generally, the revenues correspond to the fees received from the management of resources that are invested in several instruments, management of properties and premises related to real estate projects in progress.

Likewise, fees from management of resources pledged by clients in order to guarantee commitments and obligations with third parties. Finally, fees from management of resources of government agencies and entities.

On the other hand, there is no an additional exposure to loss, such as funding commitments with regards to the Bank’s involvement with those entities.